FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Interest Rates Used for Determining Fair Values (Details) - Interest rate, measurement input - Discounted cash flow	Dec. 31, 2020	Dec. 31, 2019
Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.005	0.020
Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.007	0.025
Loans and borrowings | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.005	0.023
Loans and borrowings | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.039	0.040